ENTITY-WIDE DISCLOSURE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues From External Customers [Line Items]
Total revenues	$ 143,637	$ 81,245	$ 40,285
USA
Revenues From External Customers [Line Items]
Total revenues	77,680	52,679	24,353
Japan
Revenues From External Customers [Line Items]
Total revenues	2,476	9,642	4,102
Sweden
Revenues From External Customers [Line Items]
Total revenues	16,356	8,743	3,639
United Kingdom
Revenues From External Customers [Line Items]
Total revenues	20,404	724	187
EUROPE - other
Revenues From External Customers [Line Items]
Total revenues	6,617	3,744	2,892
Israel
Revenues From External Customers [Line Items]
Total revenues	12,512	1,995	2,509
APAC - other
Revenues From External Customers [Line Items]
Total revenues	5,999	2,105	1,143
South America
Revenues From External Customers [Line Items]
Total revenues	1,267	1,496	1,370
Africa
Revenues From External Customers [Line Items]
Total revenues	$ 326	$ 117	$ 90